Oct. 01, 2016
PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS
GOVERNMENT ASSETS PORTFOLIO — SHARES

SUPPLEMENT DATED OCTOBER 17, 2016 TO
PROSPECTUS DATED OCTOBER 1, 2016

The footnote in the section entitled “PORTFOLIO SUMMARY — Portfolio Performance — Calendar Year Total Return (Shares)*” is replaced with the following:

* Year to date total return for the nine months ended September 30, 2016 is 0.16%. For the periods shown in the bar chart above, the highest quarterly return was 1.27% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the fourth quarter of 2015.